NET FINANCIAL COSTS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
NET FINANCIAL COSTS
Foreign exchange loss (gain)	$ (985)	$ 15
Interest income	(327)	(40)
Interest expense on lease liabilities	113	28
Accretion and interest on borrowings and bond	2,196	1,213
Accretion of issue costs	9	25
Loss of fair value on investment		22
Net financial costs	$ 1,006	$ 1,263